Operating Segments (Details) - Schedule of Adjusted EBITDA is Reconciled to Net Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Schedule of Adjusted EBITDA is Reconciled to Net Loss [Abstract]
Net (loss) profit	S/ 141,121	S/ (362,054)	S/ (101,816)
Financial income and expenses	158,744	141,020	209,495
Interests for present value of financial asset or liability	(2,576)	86,014	63,032
Income tax	195,625	131,346	41,443
Depreciation and amortization	236,905	177,023	205,307
Adjusted EBITDA	729,819	173,349	417,461
Impairment of investments		14,525
Provisions: civil compensation and legal claims		256,198	30,457
Put option on Morelco S.A.S. acquisition			(70,322)
Adjusted EBITDA for other adjustments	S/ 729,819	S/ 444,072	S/ 377,596

[1]	Does not include the effect of the discontinued operation of Adexus S.A. (note 35)